Revenue Information	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue Information

15. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenues generated from group chatting services	214,992,171	211,760,853	225,367,240
Revenues generated from games services	88,611,351	106,742,196	113,639,697
Others	—	374,515	668,908
Total revenues	303,603,522	318,877,564	339,675,845

The Company’s platform does not require real-name and country of registration of its users. Therefore, the Company does not disclose the revenue information by geographical region because country information of its users is not available or not verified by the Company.